Leases	6 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES

NOTE 7 — LEASES

The Company leases offices spaces and employee dormitories under non-cancelable operating leases, with expiration dates between 2026 and 2027. In addition, on April 20, 2014, Taizhou Zhongjin signed a lease agreement with the landlord to lease a factory building for 20 years, with annual rent of approximately $39,000 (RMB 250,000). Taizhou Zhongjin spent on leasehold improvements to this lease factory in the initial years of the lease. Pursuant to the lease agreement, the annual rent expense was waived by the landlord to offset against the leasehold improvements until the end of the lease. As the lease arrangement does not require any fixed or otherwise determinable lease payments, no lease liability or corresponding right-of-use asset has been recognized.

The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of ROU assets and lease liabilities. Lease expenses are recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31, 2026	September 30, 2025
Operating lease right-of-use assets	$50,642	$85,157

Operating lease liabilities – current	$57,433	$72,645
Operating lease liabilities – non-current	-	-
Total operating lease liabilities	$57,433	$72,645

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2026 and September 30, 2025:

	March 31, 2026	September 30, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.69	1.18
Weighted average discount rate	3.0%	3.0%

During the six months ended March 31, 2026 and 2025, the Company incurred total operating lease expenses of $75,588 and $149,460, respectively.

Cash paid to settle the lease liabilities amounted to $18,074 and $85,821 during the six months ended March 31, 2026 and 2025, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2026:

Remainder of 2026	$57,731
Total lease payments	57,731
Less: imputed interest	(298)
Present value of lease liabilities	$57,433